Inventories, Net and Cost of sales - Schedule of Depreciation and Amortization Cost (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule Of Depreciation And Amortization Cost Abstract
Employee benefits	$ 370,434	$ 341,838	$ 308,614
Services	192,491	180,924	177,396
Depreciations and amortizations	80,687	76,279	70,011
Upload and download operators	6,100	6,013	3,942
Maintenance and repair	6,011	6,513	6,341
Packaging and marking material	5,965	5,925	5,603
Leases	5,132	4,450	4,765
Fuels	3,123	1,737	1,685
Insurance	685	743	660
Other minors	939	867	774
Total logistic cost	$ 671,567	$ 625,289	$ 579,791